Subsequent Events - Additional Information (Detail) - Mar. 31, 2018 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Subsequent Event [Member] | Impaired Loans Receivable [Member]
Subsequent Event [Line Items]
Convertible loan and advances impaired due to credit loss	¥ 30,839	$ 4,740